Related party transactions - Summary of transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Derivatives	$ 219,818	$ 290,872
Loans and advances to HSBC undertakings	90,393	88,126
Financial investments in HSBC undertakings	389,076	436,797
Total assets	2,521,771	2,374,986	$ 2,409,656
Liabilities
Derivatives	216,821	279,819
Subordinated liabilities	19,826	20,984
Total liabilities	2,323,900	2,192,408
Subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings	1,985	997
Loans and advances to HSBC undertakings designated at fair value	11,944	0
Derivatives	2,796	4,494
Loans and advances to HSBC undertakings	89,810	77,732
Financial investments in HSBC undertakings	4,264	4,314
Investments in subsidiaries	95,850	97,827
Total related party assets at 31 Dec	206,649	185,364
Assets
Cash and balances with HSBC undertakings	1,985	247
Loans and advances to HSBC undertakings designated at fair value	11,944	0
Derivatives	2,388	2,148
Loans and advances to HSBC undertakings	76,627	77,421
Financial investments in HSBC undertakings	4,264	3,590
Investments in subsidiaries	92,930	95,850
Total assets	190,138	179,256
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings	2,906	3,823
Derivatives	4,904	5,025
Subordinated liabilities	892	1,749
Total related party liabilities at 31 Dec	8,702	10,597
Liabilities
Amounts owed to HSBC undertakings	2,571	2,157
Derivatives	3,082	5,025
Subordinated liabilities	892	891
Total liabilities	6,545	8,073
Guarantees and commitments, highest amount during the year	9,692	63,719
Guarantees and commitments	$ 7,778	$ 7,619